SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of supplementary financial statement information [Abstract]
Schedule of Other Receivables
	December 31,
	2017	2018
	In USD thousands
Government institutions	446	1,337
Other	140	2
	586	1,339

Schedule of Accounts Payable and Accruals
	December 31,
	2017	2018
	In USD thousands
1) Trade:
Accounts payable:
Overseas	4,350	3,273
In Israel	1,166	1,220
	5,516	4,493
2) Other:
Accrued expenses	620	792
Accrual for vacation and recreation pay	215	287
Payroll and related expenses	259	270
Other	19	14
	1,113	1,363

Schedule of Income and Expenses
	Year ended December 31,
	2016	2017	2018
	In USD thousands
Research and development services	5,501	12,123	11,609
Payroll and related expenses	3,475	5,097	5,704
Lab, occupancy and telephone	769	920	993
Professional fees	678	662	688
Depreciation and amortization	452	452	424
Other	302	256	390
	11,177	19,510	19,808

e.	Sales and marketing expenses

	Year ended December 31,
	2016	2017	2018
	In USD thousands
Payroll and related expenses	659	817	973
Marketing	600	797	291
Overseas travel	93	79	98
	1,352	1,693	1,362

f.	General and administrative expenses

	Year ended December 31,
	2016	2017	2018
	In USD thousands
Payroll and related expenses	2,172	2,060	2,510
Professional fees	1,144	1,298	1,142
Insurance	154	210	221
Depreciation	30	29	27
Other	484	440	535
	3,984	4,037	4,435

g.	Non-operating income (expenses), net

	Year ended December 31,
	2016	2017	2018
	In USD thousands
Issuance costs	-	(133)	(90)
Changes in fair value of warrants	207	(127)	1,743
Gain from realization of long-term investment	-	-	500
Other	7	-	244
	214	(260)	2,397

h.	Financial income

	Year ended December 31,
	2016	2017	2018
	In USD thousands
Interest income and exchange differences	469	824	719
Gain on foreign currency hedging	11	345	-
	480	1,169	719

i.	Financial expenses

	Year ended December 31,
	2016	2017	2018
	In USD thousands
Interest expense and exchange differences	8	-	452
Bank commissions	14	21	21
	22	21	473